Amounts in Noah Investment and its Subsidiaries Included in Consolidated Financial Statements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 196,113,315		$ 119,561,152		$ 136,859,336		$ 133,269,694
Restricted cash	165,188		80,256
Short-term investments	28,187,406		49,035,610
Accounts receivable, net of allowance for doubtful accounts	8,472,013		10,055,724
Amounts due from related parties	8,924,824		4,492,523
Deferred tax assets	784,063		2,837,892
Other current assets	4,695,947		3,624,590
Long-term investments	13,678,182		3,106,692
Investment in affiliates	14,742,364		6,055,343
Property and equipment, net	9,412,313		4,387,953
Other non-current assets	1,220,033		1,025,917
Total assets	303,254,657		205,369,468
Accrued payroll and welfare expenses	29,495,181		11,926,784
Income tax payable	2,559,614		2,446,040
Deferred revenue	15,530,968		5,320,260
Non-current uncertain tax position liabilities	1,650,399		1,451,897
Other long-term liabilities	3,596,295		2,087,028
Total Liabilities	68,059,704		29,863,643
Net revenues	163,771,833		86,695,506		72,163,326
Other income	7,539,142		5,426,421		6,669,278
Net income (loss)	51,435,171		22,826,454		23,969,950
Cash flows provided by (used in) operating activities	93,969,758		29,953,666		21,286,623
Cash flows (used in) provided by investing activities	(17,141,870)		(34,565,150)		(20,818,246)
Cash flows provided by financing activities	(3,103,229)		(13,791,999)		680,694
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	45,443,856		13,121,222
Restricted cash	165,188		80,256
Short-term investments	13,872,921		15,150,847
Accounts receivable, net of allowance for doubtful accounts	1,784,726		187,783
Amounts due from related parties	3,532,343
Deferred tax assets	604,377		478,015
Other current assets	1,195,057		2,005,541
Long-term investments	6,302,362
Investment in affiliates	18,893,396		6,055,204
Property and equipment, net	1,109,738		1,090,055
Other non-current assets	299,378		150,946
Total assets	93,203,342		38,319,869
Accrued payroll and welfare expenses	3,078,297		793,300
Income tax payable	2,167,268		521,197
Amounts due to the Group's subsidiaries	34,660,524		18,475,369
Deferred revenue	8,377,979		694,630
Other current liabilities	961,140		557,860
Non-current uncertain tax position liabilities	1,044,580		1,015,003
Other long-term liabilities			28,197
Total Liabilities	50,289,788		22,085,556
Net revenues	34,667,091		7,233,911	[1]	2,417,148
Operating cost and expenses	(13,836,442)		(6,409,491)	[1]	(4,011,731)
Other income	2,503,612		200,319	[1]	159,745
Net income (loss)	19,250,180		1,168,218	[1]	(1,038,704)
Cash flows provided by (used in) operating activities	40,988,172	[2]	29,624,846	[1],[2]	(14,752,747)	[2]
Cash flows (used in) provided by investing activities	(15,809,672)		(21,368,983)	[1]	1,672,073
Cash flows provided by financing activities	6,265,618		2,178,103	[1]
Variable Interest Entity, Primary Beneficiary | Noah Holdings Limited
Variable Interest Entity [Line Items]
Net income (loss)	$ 17,644,412		$ 1,086,355	[1]	$ (1,038,704)

[1]	Tianjin Gopher's result of operations and cash flows are included in the presentation starting from March 2012.
[2]	Cash flows provided by financing activities in 2012 and 2013 include amounts due to the Group's subsidiaries of $18,475,369 and $34,660,524.